Trade Accounts Payable, Other Current Liabilities and Non-Current Liabilities - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Trade and other Payables [Abstract]
Trade Payables toTrade Suppliers	$ 999	$ 972
Number of Days for Average Payment Term	92 days
Balances on current accounts from customers	$ 0	$ 0